ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				$ 6,064		$ 4,038
Other comprehensive income (loss)				506	[1]	0
Other comprehensive income (loss)		$ (191)	$ (18)	(195)		(4)
Ending balance		4,955	5,314	4,955		5,314
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,585		1,206
Other comprehensive income (loss)	[1]			58
Other comprehensive income (loss)				(31)		8
Ending balance		1,477	1,234	1,477		1,234
Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				1,438		1,280
Other comprehensive income (loss)	[1]			57
Other comprehensive income (loss)				(30)		9
Ending balance		1,333	1,311	1,333		1,311
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(111)		(148)
Other comprehensive income (loss)				(49)		19
Ending balance		(160)	(129)	(160)		(129)
Foreign currency translation | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(165)		(205)
Other comprehensive income (loss)				(47)		20
Ending balance		(212)	(185)	(212)		(185)
FVOCI/Available for sale | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				6		4
Other comprehensive income (loss)				7		0
Ending balance		13	4	13		4
FVOCI/Available for sale | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				4		2
Other comprehensive income (loss)				6		0
Ending balance		10	2	10		2
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(7)		3
Other comprehensive income (loss)				11		(11)
Ending balance		4	(8)	4		(8)
Other | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				(4)		6
Other comprehensive income (loss)				11		(11)
Ending balance		7	(5)	7		(5)
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]			(112)		(141)
Other comprehensive income (loss)				(31)		8
Other comprehensive income (loss)	[2]			(31)		8
Ending balance	[2]	(143)	(133)	(143)		(133)
Accumulated other comprehensive income (loss) | Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[2]			(165)		(197)
Other comprehensive income (loss)	[2]			(30)		9
Ending balance	[2]	$ (195)	$ (188)	$ (195)		$ (188)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 17 for additional information.